EMPLOYEE BENEFITS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits [Line Items]
Defined contribution plan, employer matching contribution, percent	50.00%
Employee stockownership plan ESOP deferred shares	5,902
Deferred compensation arrangement with individual, employer contribution	$ 287,055	$ 255,716
Employee Stock Ownership Plan (ESOP), compensation expense	25,506	$ 26,267
Accrued Employee Benefits	$ 88,992